10% CONVERTIBLE NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
10% CONVERTIBLE NOTES PAYABLE
NOTE 4 - 10% CONVERTIBLE NOTES PAYABLE

In May of 2010, the Company sent each noteholder a letter which (i) offered to lower their conversion from $0.40 to $0.14 per share or (ii) exchange their existing note for a new note with the same principal and interest terms to extend the maturity date by nine months. In exchange for the new note, each noteholder would receive one restricted share of the Company’s common stock and one warrant (with a $0.35 exercise price and one year term) for each one dollar of principal outstanding.

During the fiscal year ended December 31, 2010 the Company exchanged $41,596 of principal, issuing 41,596 of the Company’s restricted common stock and 41,596 warrants (at an exercise price of $0.35 with a one year term). The new note is a nine month note with interest calculated at 10% per annum paid in stock on a quarterly basis. The note is senior to any cash distributions to the Company’s primary investor and has mandatory principal repayment terms when and if options and warrants are exercised and the Company receives the cash proceeds.

During the fiscal year ended December 31, 2010, the Company’s 10% Noteholders converted approximately $120,000 of their principal balances and received 855,703 shares of common stock. The Company applied the accounting per ASC 470-20, when conversion prices are lowered to induce conversion and recorded debt conversion expense totaling approximately $64,000 as a result of the decrease in the conversion price from $0.40 to $0.14. The offset of the conversion was to additional paid in capital.

As of June 30, 2011 the remaining 10% convertible notes outstanding were in default. The default provision requires an additional 2% interest per annum until the loans are repaid or converted. The 2% default penalty totaled approximately $1,147 and $2,100 for six months ended June 30, 2011 and 2010, respectively and is included in interest expense on the consolidated statement of operations and in accrued expenses on the consolidated balance sheet as of June 30, 2011 and December 31, 2010, respectively.

As reflected on the balance sheets, the value of the 10% convertible notes at June 30, 2011 and December 31, 2010 amounted to approximately $114,000 and are classified as current due to the fact that they are in default for the non payment by the maturity date

NOTE 7-     10% CONVERTIBLE NOTES PAYABLE

In May of 2010, the Company sent each noteholder an inducement letter which (i) offered to lower their conversion from $0.40 to $0.14 per share or (ii) exchange their existing note for a new note with the same principal and interest terms to extend the maturity date by nine months.  In exchange for the new note, each noteholder would receive one restricted share of the Company’s common stock and one warrant (with a $0.35 exercise price and one year term) for each one dollar of principal outstanding.

During the fiscal year ended December 31, 2010 the Company exchanged $41,596 of principal, issuing 41,596 of the Company’s restricted common stock and 41,596 warrants (at an exercise price of $0.35 with a one year term). The new note is a nine month note with interest calculated at 10% per annum paid in stock on a quarterly basis. The note is senior to any cash distributions to the Company’s primary investor and has mandatory principal repayment terms when and if options and warrants are exercised and the Company receives the cash proceeds.

During the fiscal year ended December 31, 2010, the Company’s 10% Noteholders converted approximately $120,000 of their principal balances and received 855,703 shares of common stock. The Company applied the accounting per ASC 470-20, when conversion prices are lowered to induce conversion and recorded debt conversion expense totaling approximately $64,000 as a result of the decrease in the conversion price from $0.40 to $0.14. The offset of the conversion was to additional paid in capital.

During the fiscal year ended December 31, 2009 the Company repaid a total of approximately $191,000 of the outstanding principal to the 10% convertible note holders. Of the total repaid, the Company settled in principal note of $300,000 for $150,000 in cash and recorded a gain on extinguishment of debt of $150,000.  In addition, the Company converted principal totaling approximately $93,000 and accrued interest of approximately $3,000 into 794,636 shares of common stock at conversion rates between $0.10 and $0.16. For the year ended December 31, 2009 the Company recorded interest expense as a result of the modification of debt (due to lower conversion price) for 10% convertible notes totaling approximately $67,000.

As of December 31, 2010 the remaining 10% convertible notes outstanding were in default.  The default provision requires an additional 2% interest per annum until the loans are repaid or converted. The 2% default penalty totaled approximately $3,100 and $10,000 for years ended December 31, 2010 and 2009, respectively and is included in interest expense on the consolidated statement of operations and in accrued expenses on the consolidated balance sheet as of December 31, 2010 and 2009, respectively.

As reflected on the balance sheets, the value of the 10% convertible notes at December 31, 2010 and December 31, 2009 amounted to approximately $114,000 and $234,000, respectively and are classified as current due to the fact that they are in default for the non payment by the maturity date.